FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 155,157,331	$ 133,919,803
Redemption, notice period	5 days	5 days
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 153,236,548	$ 131,743,458
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	153,236,548	131,743,458
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,667,814	1,916,826
Money market fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,667,814	1,916,826
Money market fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,667,814	1,916,826
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	142,541,848	120,806,330
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	142,541,848	120,806,330
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	142,541,848	120,806,330
Tredegar Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,125,772	4,915,044	$ 3,800,985
Tredegar Corporation common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,125,772	4,915,044
Tredegar Corporation common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,125,772	4,915,044
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,901,114	4,105,258
Self-directed brokerage account | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,901,114	4,105,258
Self-directed brokerage account | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	4,901,114	4,105,258
Common collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,920,783	2,176,345
Common collective trust | Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 1,920,783	$ 2,176,345